IN ACCORDANCE WITH RULE 201 OF REGULATION S-T, THIS FORM F-X IS BEING FILED IN PAPER PURSUANT TO A TEMPORARY HARDSHIP EXEMPTION.

U.S. Securities and Exchange Commission

Washington, D.C. 20549

Form F-X

APPOINTMENT OF AGENT FOR SERVICE OF PROCESS AND UNDERTAKING

A. Name of issuer or person filing ("Filer"): Konami Corporation

B. (1) This is [check one]

☒ an original filing for the Filer

☐ an amended filing for the Filer

(2) Check the following box if you are filing the Form F-X in paper in accordance with Regulation S-T Rule 101(b)(9) ☐

C. Identify the filing in conjunction with which this Form is being filed:

Name of subject company: Konami Computer Entertainment Studios, Inc.

Form type: Form CB

File Number (if known): N/A

Filed by: Konami Corporation

Date Filed (if filed concurrently, so indicate): concurrently

D. The Filer is incorporated or organized under the laws of Japan and has its principal place of business at 4-1 Marunouchi 2-chome, Chiyoda-ku, Tokyo 100-6330, Japan.

E. The Filer designates and appoints Konami Digital Entertainment, Inc. ("Agent") located at 2121 Avenue of the Stars, Suite 900, Los Angeles, California, 90067, as the agent of the Filer upon whom may be served any process, pleadings, subpoenas, or other papers in

(a) any investigation or administrative proceeding conducted by the Commission; and

(b) any civil suit or action brought against the Filer or to which the Filer has been joined as defendant or respondent, in any appropriate court in any place subject to the jurisdiction of any state or of the United States or of any of its territories or possessions or of the District of Columbia, where the investigation, proceeding or cause of action arises out of or relates to or concerns (i) any offering made or purported to be made in connection with the securities registered or qualified by the Filer on Form CB on February 7, 2005 or any purchases or sales of any security in connection therewith; (ii) the securities in relation to which the obligation to file an annual report on Form 40-F arises, or any purchases or sales of such securities; (iii) any tender offer for the securities of a Canadian issuer with respect to which filings are made by the Filer with the Commission on Schedule 13E-4F, 14D-1F or 14D-9F; or (iv) the securities in relation to which the Filer acts as trustee pursuant to an exemption under Rule 10a-5 under the Trust Indenture Act of 1939. The Filer stipulates and agrees that any such civil suit or action or administrative proceeding may be commenced by the service of process upon, and that service of an administrative subpoena shall be effected by service upon such agent for service of process, and that service as aforesaid shall be taken and held in all courts and administrative tribunals to be valid and binding as if personal service thereof had been made.

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